Other Operating Expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Other Operating Expenses [Line Items]
Severance and other operating costs related to closing Roto-Rooter's HVAC business			$ 1,126,000
Other operating expenses	26,221,000		1,126,000
Pre-tax costs incurred with shut-down	1,100,000
Litigation settlement of VITAS segment [Member]
Other Operating Expenses [Line Items]
Litigation settlement	10,500,000	[1]
Settlements of Roto-Rooter segment [Member]
Other Operating Expenses [Line Items]
Litigation settlement	$ 15,721,000	[2]

[1]	Santos claims discussed in Note 18.
[2]	Morganelli claims discussed in Note 18 and estimated settlement of certain customer claims.